Insurance Contracts - Summary of Currency risk exposure of insurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Currency risk exposure of insurance contracts	₩ 20,315,871	₩ 18,011,796
Insurance contracts issued
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Currency risk exposure of insurance contracts	20,356,903	18,049,198
Currency risk | Insurance contracts issued
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Currency risk exposure of insurance contracts	₩ 455,738	₩ 305,074